UNCERTAINTY OF ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 33,382,497	$ 32,780,235	$ 29,301,198
Revenues	$ 5,200,000